Fair Value Measurement - Schedule of Investments Measured at Fair Value on a Recurring Basis (Details) - EBP 001 - USD ($)	Dec. 31, 2025		Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	$ 358,682,887		$ 317,414,509
Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	2,622,894		92,026,798
Company Stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	7,190,463		5,891,240
Fidelity Brokerage Link
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	1,762,145		0
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	11,575,502		97,918,038
Level 1 | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	2,622,894		92,026,798
Level 1 | Company Stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	7,190,463		5,891,240
Level 1 | Fidelity Brokerage Link
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	1,762,145
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0		0
Level 2 | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0		0
Level 2 | Company Stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0		0
Level 2 | Fidelity Brokerage Link
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0
Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0		0
Level 3 | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0		0
Level 3 | Company Stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0		0
Level 3 | Fidelity Brokerage Link
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0
Investments at Net Asset Value
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	$ 347,107,385	[1]	$ 219,496,471	[2]

[1]	In accordance with ASC topic 820-10, certain investments that are measured at net asset value per share (or equivalent) have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the Statements of Net Assets Available for Benefits.
[2]	In accordance with ASC Topic 820-10, certain investments that are measured at net asset value per share (or equivalent) have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the Statements of Net Assets Available for Benefits.